Unaudited Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Apr. 04, 2021
Balance (in Shares) at Apr. 04, 2021
Re-measurement of redeemable shares to redemption value			(15,322,732)	(4,144,861)	(19,467,593)
Issuance of Class B common stock to Sponsor		$ 412	24,588		25,000
Issuance of Class B common stock to Sponsor (in Shares)		4,125,000
Incentives to anchor investors			8,104,500		8,104,500
Proceeds allocated to Public Warrants			2,250,000		2,250,000
Proceeds allocated to Private Placement Warrants			5,800,000		5,800,000
Offering costs allocated to warrants			(856,356)		(856,356)
Net income (loss)				(155,240)	(155,240)
Balance at Dec. 31, 2021		$ 412		(4,300,101)	(4,299,689)
Balance (in Shares) at Dec. 31, 2021		4,125,000
Re-measurement of redeemable shares to redemption value			(797,097)	(379,763)	(1,176,860)
Proceeds allocated to Public Warrants			225,000		225,000
Proceeds allocated to Private Placement Warrants			450,000		450,000
Offering costs allocated to warrants			(36,044)		(36,044)
Derecognition of overallotment unit liability			158,141		158,141
Net income (loss)				(94,699)	(94,699)
Balance at Mar. 31, 2022		$ 412		(4,774,563)	(4,774,151)
Balance (in Shares) at Mar. 31, 2022		4,125,000
Balance at Dec. 31, 2021		$ 412		(4,300,101)	(4,299,689)
Balance (in Shares) at Dec. 31, 2021		4,125,000
Conversion of Class B shares to Class A
Net income (loss)					386,474
Balance at Sep. 30, 2022		$ 412		(4,902,477)	(4,902,065)
Balance (in Shares) at Sep. 30, 2022		4,125,000
Balance at Dec. 31, 2021		$ 412		(4,300,101)	(4,299,689)
Balance (in Shares) at Dec. 31, 2021		4,125,000
Re-measurement of redeemable shares to redemption value			(797,097)	(2,084,845)	(2,881,942)
Proceeds allocated to Public Warrants			225,000		225,000
Derecognition of overallotment liability – exercised portion			158,141		158,141
Proceeds allocated to Private Placement Warrants			450,000		450,000
Offering costs allocated to warrants			(36,044)		(36,044)
Net income (loss)				1,137,756	1,137,756
Balance at Dec. 31, 2022		$ 412		(5,247,190)	(5,246,778)
Balance (in Shares) at Dec. 31, 2022		4,125,000
Balance at Mar. 31, 2022		$ 412		(4,774,563)	(4,774,151)
Balance (in Shares) at Mar. 31, 2022		4,125,000
Re-measurement of redeemable shares to redemption value				(44,130)	(44,130)
Net income (loss)				67,709	67,709
Balance at Jun. 30, 2022		$ 412		(4,750,984)	(4,750,572)
Balance (in Shares) at Jun. 30, 2022		4,125,000
Re-measurement of redeemable shares to redemption value				(564,957)	(564,957)
Net income (loss)				413,464	413,464
Balance at Sep. 30, 2022		$ 412		(4,902,477)	(4,902,065)
Balance (in Shares) at Sep. 30, 2022		4,125,000
Balance at Dec. 31, 2022		$ 412		(5,247,190)	(5,246,778)
Balance (in Shares) at Dec. 31, 2022		4,125,000
Re-measurement of redeemable shares of Class A common stock to redemption value				(1,327,101)	(1,327,101)
Net income (loss)				492,016	492,016
Balance at Mar. 31, 2023		$ 412		(6,082,275)	(6,081,863)
Balance (in Shares) at Mar. 31, 2023		4,125,000
Balance at Dec. 31, 2022		$ 412		(5,247,190)	(5,246,778)
Balance (in Shares) at Dec. 31, 2022		4,125,000
Balance at Jun. 30, 2023		$ 412		(4,145,053)	(4,144,641)
Balance (in Shares) at Jun. 30, 2023		4,125,000
Balance at Dec. 31, 2022		$ 412		(5,247,190)	(5,246,778)
Balance (in Shares) at Dec. 31, 2022		4,125,000
Conversion of Class B shares to Class A					412
Net income (loss)					830,673
Balance at Sep. 30, 2023	$ 412			(5,169,136)	(5,168,724)
Balance (in Shares) at Sep. 30, 2023	4,124,995	5
Balance at Mar. 31, 2023		$ 412		(6,082,275)	(6,081,863)
Balance (in Shares) at Mar. 31, 2023		4,125,000
Re-measurement of redeemable shares of Class A common stock to redemption value				(1,516,404)	(1,516,404)
Re-measurement of redeemable shares to redemption value – waiver of deferred underwriting commission				4,042,500	4,042,500
Recognition of excise tax liability on trust redemptions				(1,342,951)	(1,342,951)
Net income (loss)				754,077	754,077
Balance at Jun. 30, 2023		$ 412		(4,145,053)	(4,144,641)
Balance (in Shares) at Jun. 30, 2023		4,125,000
Re-measurement of redeemable shares to redemption value				(608,663)	(608,663)
Conversion of Class B shares to Class A	$ 412	$ (412)
Conversion of Class B shares to Class A (in Shares)	4,124,995	(4,124,995)
Net income (loss)				(415,420)	(415,420)
Balance at Sep. 30, 2023	$ 412			$ (5,169,136)	$ (5,168,724)
Balance (in Shares) at Sep. 30, 2023	4,124,995	5